Cash flow disclosures - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	$ 1,208,344	$ 1,126,658	$ 1,486,445
Adjustment On Adoption of IFRS 16		(1,715)
Proceeds from borrowings	224,310	196,977	194,546
Loans and interest paid	(112,615)	(169,289)	(587,890)
Debt renegotiation expenses	(10,975)
Foreign exchange and inflation adjustments	(46,179)	(33,648)	(60,824)
Other non-cash movements	81,932	89,361	94,381
Balances	1,344,817	1,208,344	1,126,658
Bank and financial borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	575,282	446,007	765,330
Proceeds from borrowings	184,527	196,977	123,036
Loans and interest paid	(81,384)	(75,147)	(431,583)
Debt renegotiation expenses	(2,624)
Foreign exchange and inflation adjustments	(52,215)	(34,347)	(55,935)
Other non-cash movements	40,751	41,792	45,159
Balances	664,337	575,282	446,007
Notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	633,062	678,936	682,415
Proceeds from borrowings	39,783		71,510
Loans and interest paid	(31,231)	(94,142)	(119,663)
Debt renegotiation expenses	(8,351)
Foreign exchange and inflation adjustments	6,036	699	(3,624)
Other non-cash movements	41,181	47,569	48,298
Balances	680,480	633,062	678,936
Loans with related parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	0	0	34,651
Adjustment On Adoption of IFRS 16		0
Proceeds from borrowings	0	0
Loans and interest paid	0	0	(34,980)
Debt renegotiation expenses	0
Foreign exchange and inflation adjustments	0	0
Other non-cash movements	0	0	329
Balances	0	0	0
Others
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Values at the beginning of the year	0	1,715	4,049
Adjustment On Adoption of IFRS 16		(1,715)
Proceeds from borrowings	0
Loans and interest paid	0		(1,664)
Debt renegotiation expenses	0
Foreign exchange and inflation adjustments	0		(1,265)
Other non-cash movements	0		595
Balances	$ 0	$ 0	$ 1,715